Warrants - Additional Information (Detail) - XL Hybrids Inc [Member] - $ / shares						12 Months Ended
	Nov. 30, 2019	Jan. 31, 2019	Sep. 30, 2017	Jul. 31, 2016	Nov. 30, 2013	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2015
Warrants issued and exercised							1,405,888
Exercise Price of Warrants or Rights							$ 0.6046
Broker Dealer Services Agreement [Member]
Warrants issued and exercised			103,896
Exercise Price of Warrants or Rights			$ 0.5775
Date the warrants or rights are exercisable			Sep. 29, 2022
Loan and Security Agreement [Member]
Exercise Price of Warrants or Rights								$ 0.18
Common Stock Warrants [Member]
Exercise Price of Warrants or Rights	$ 0.16	$ 0.15				$ 0.13
Date the warrants or rights are exercisable	Nov. 30, 2029	Jan. 31, 2029				Dec. 31, 2028
Common Stock Warrants [Member] | Loan and Security Agreement [Member]
Number of Securities Called by Each Warrant or Right	150,000	100,000				200,000
Common Stock Warrants [Member] | Common Stock [Member]
Warrants issued and exercised					1,126,482
Exercise Price of Warrants or Rights					$ 0.5326
Date the warrants or rights are exercisable					Nov. 22, 2023
Series B-1 Preferred Stock [Member]
Warrants issued and exercised									3,413,461
Exercise Price of Warrants or Rights									$ 1.04
Series C Preferred Stock [Member] | Series C Warrants exercisable [Member]
Warrants issued and exercised				1,405,888
Exercise Price of Warrants or Rights				$ 0.6046
Date the warrants or rights are exercisable				Jul. 15, 2026
Series D-1 Preferred Stock [Member]
Warrants issued and exercised			225,108
Date the warrants or rights are exercisable			Jan. 20, 2023
Number of Securities Called by Each Warrant or Right			51,948
Series D-1 Preferred Stock [Member] | Tranche One [Member]
Exercise Price of Warrants or Rights			$ 0.5775
Series D-1 Preferred Stock [Member] | Tranche Two [Member]
Number of Securities Called by Each Warrant or Right			138,528
Series D-1 Preferred Stock [Member] | TrancheThree [Member]
Number of Securities Called by Each Warrant or Right			34,632